Provisions - Summary of Economic Assumptions- Retroactive Unemployment Plan (Detail) - Retroactive unemployment plan [member]	Dec. 31, 2018	Dec. 31, 2017
Provisions [line items]
Discount rate	5.75%	7.25%
Expected rate of salary increases	5.70%	6.50%
Inflation rate	3.20%	4.00%